Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation
Schedule of the Company's share option activities

	Share options outstanding
	Share options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Weighted average grant date fair value
		US$		US$
Balances outstanding at January 1, 2012	4,382,636	2.78	4.23	1.57
Granted	2,410,000	3.35		1.26
Exercised	(913,801)	1.05		0.90
Modified	(290,547)	3.23		1.06
Forfeited	(1,169,906)	4.35		1.95
Expired	(50,000)	0.30		0.02
Balances outstanding at December 31, 2012	4,368,382	2.69	4.34	1.30
Granted	90,000	4.61		1.15
Exercised	(981,992)	1.33		1.32
Forfeited	(291,915)	3.87		1.37
Expired	(50,000)	0.30		0.05
Balances outstanding at December 31, 2013	3,134,475	3.10	3.98	1.31
Granted	457,500	3.71		1.22
Exercised	(642,058)	2.00		1.09
Forfeited	(173,462)	3.41		1.28
Balances outstanding at December 31, 2014	2,776,455	3.02	3.65	1.30
Exercisable at December 31, 2012	1,353,698	1.40	2.39	1.24
Exercisable at December 31, 2013	1,357,529	2.75	3.40	1.31
Exercisable at December 31, 2014	1,373,002	2.82	3.15	1.36

Summary of the assumptions used to estimate the fair values of the share options granted

	For the year ended December 31,
	2012	2013	2014

Risk-free interest rate	1.30%-2.25%	2.05%	2.70%
Exercise multiple	2.80	2.80	2.80
Expected forfeiture rate	5%	5%	5%
Contractual life of option	6 years	6 years	6 years
Expected volatility	38.00%-38.88%	39.00%	45.00%
Dividend yield	—	5%	4%

Summary of Restricted Shares activities

	Restricted Shares outstanding
	Restricted Shares	Weighted average remaining contractual life (in years)
Balances outstanding at December 31, 2012	281,540	5.34
Granted	34,286
Forfeited	(2,885)
Balances outstanding at December 31, 2013	312,941	4.49
Granted	486,000
Exercised	(5,211)
Forfeited	(13,623)
Balances outstanding at December 31, 2014	780,107	4.73